Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Cumulative translation adjustments	Accumulated losses	Class A	Class B	Total
Balance at Dec. 31, 2021	$ 8		$ 6	$ 230,048	$ (446)	$ (209,524)			$ 20,092
Balance (in Shares) at Dec. 31, 2021	164,975,400		122,072,980
Foreign currency translation Adjustment					2,322				2,322
Net (loss)/income						(19,853)			(19,853)
Share-based compensation				3,098					3,098
Issuance of ordinary shares for convertible bond				225					225
Issuance of ordinary shares for convertible bond (in Shares)	1,000,000
Conversion of convertible bond to ordinary shares	$ 4			3,403					3,407
Conversion of convertible bond to ordinary shares (in Shares)	76,943,540
Issuance of shares upon vesting of Restricted Shares
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,767,180
Balance at Dec. 31, 2022	$ 12		$ 6	236,774	1,876	(229,377)			9,291
Balance (in Shares) at Dec. 31, 2022	246,686,120		122,072,980
Foreign currency translation Adjustment					587				587
Net (loss)/income						2,811			2,811
Share-based compensation				3,314					3,314
Shares issued upon exercise of employee share options				49					$ 49
Shares issued upon exercise of employee share options (in Shares)	97,200								97,200
Issuance of shares upon vesting of Restricted Shares	$ 1								$ 1
Issuance of shares upon vesting of Restricted Shares (in Shares)	5,629,400
Balance at Dec. 31, 2023	$ 13		$ 6	240,137	2,463	(226,566)			16,053
Balance (in Shares) at Dec. 31, 2023	252,412,720		122,072,980				252,412,720	122,072,980
Foreign currency translation Adjustment					(229)				(229)
Net (loss)/income						4,558			4,558
Share-based compensation				1,241					1,241
Issuance of shares upon vesting of Restricted Shares		[1]								[1]
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,485,890
Balance at Dec. 31, 2024	$ 13		$ 6	$ 241,378	$ 2,234	$ (222,008)			$ 21,623
Balance (in Shares) at Dec. 31, 2024	255,898,610		122,072,980				255,898,610	122,072,980

[1]	Less than 1 thousand.